WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 37.7%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.305%	6/30/20	2,550,000	$2,533,501	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	1.964%	6/12/24	2,740,000	2,546,295	(a)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,014,228
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,442,000	2,783,331

Total Diversified Telecommunication Services				8,877,355

Interactive Media & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,807,284	(b)

Media - 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,205,000	1,251,416
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,000,000	1,063,497
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	528,528
Fox Corp., Senior Notes	4.030%	1/25/24	350,000	364,276	(c)
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,636,925
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	566,654	(c)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,101,924	(c)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	1,750,000	1,755,546

Total Media				8,268,766

Wireless Telecommunication Services - 0.7%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,514,599	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,098,750	1,097,377	(c)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,140,000	1,189,113
Total Wireless Telecommunication Services				4,801,089

TOTAL COMMUNICATION SERVICES				23,754,494

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	880,000	$875,614	(c)

Automobiles - 1.0%
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,040,954	(c)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,119,312
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,539,871

Total Automobiles				7,700,137

Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd., Senior Notes	4.600%	8/8/23	950,000	977,065

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	459,851

Specialty Retail - 0.4%
Home Depot Cos. Inc., Senior Notes	3.250%	3/1/22	1,480,000	1,532,939
Target Corp., Senior Notes	2.250%	4/15/25	1,070,000	1,092,393

Total Specialty Retail				2,625,332

TOTAL CONSUMER DISCRETIONARY				12,637,999

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.023%	2/1/21	3,420,000	3,348,680	(a)
Coca-Cola, Senior Notes	1.875%	10/27/20	3,320,000	3,321,989

Total Beverages				6,670,669

Food & Staples Retailing - 1.0%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,740,373
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,020,887
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,591,431

Total Food & Staples Retailing				7,352,691

Food Products - 0.0%
Kraft Heinz Foods Co., Senior Notes	2.800%	7/2/20	152,000	150,878

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	697,642	(c)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	900,963

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - continued
Altria Group Inc., Senior Notes	3.800%	2/14/24	270,000	$274,196
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,361,665

Total Tobacco				3,536,824

TOTAL CONSUMER STAPLES				18,408,704

ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,191,681
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,659,637
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	894,637
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	814,721	(c)

Total Energy Equipment & Services				5,560,676

Oil, Gas & Consumable Fuels - 4.1%
Apache Corp., Senior Notes	3.625%	2/1/21	1,400,000	1,132,079
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,079,643
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,781,134
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	821,053
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	2,060,000	2,310,402
Continental Resources Inc., Senior Notes	5.000%	9/15/22	887,000	566,720
Continental Resources Inc., Senior Notes	4.500%	4/15/23	490,000	272,633
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,070,000	551,803
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,250,000	875,809
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	140,000	103,547
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	134,025
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	350,000	315,247
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,248,643
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	760,000	805,491
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,642,290	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	2,868,679	(c)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	187,052
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	1,923,000	1,614,815
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,140,000	897,030
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,331,859

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	$303,536
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,607,467	(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	996,139	(c)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,000,172
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	328,690
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.181%	5/11/20	3,550,000	3,545,637	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	781,139
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	290,000	148,269
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	90,000	47,493	(a)

Total Oil, Gas & Consumable Fuels				30,298,496

TOTAL ENERGY				35,859,172

FINANCIALS - 16.1%
Banks - 10.9%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	1,260,000	1,254,146	(c)
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,933,631	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,702,040	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	763,620
Banco Santander SA, Senior Notes	3.848%	4/12/23	600,000	603,833
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,083,282
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	320,000	330,475	(a)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,768,707
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	213,722	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,023,490
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,490,000	3,505,725	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	198,634	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,773,894	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	495,626	(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,360,000	1,318,445	(a)(d)

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	$2,359,838
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	3,900,000	3,930,326
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	1.866%	6/10/20	3,620,000	3,613,425	(a)(c)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	2.613%	7/1/21	1,380,000	1,398,533	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	970,000	996,793	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	460,000	475,172	(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.154%	4/23/21	3,610,000	3,588,444	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	2,540,000	2,554,785
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	200,000	206,007	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,572,956	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,410,000	2,404,447
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,090,000	4,159,799
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.628%	5/27/21	2,600,000	2,582,389	(a)(c)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	1,954,736
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,378,784
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	479,849	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	717,058
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,550,940
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	404,943
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	500,167
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	428,830
Truist Bank, Senior Notes	2.250%	6/1/20	300,000	299,454
UniCredit SpA, Senior Notes	6.572%	1/14/22	3,160,000	3,221,722	(c)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	129,692
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,127,115
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	312,702

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/1/20	2,450,000	$2,380,224	(a)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	1,410,000	1,492,979

Total Banks				81,191,379

Capital Markets - 2.1%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.562%	8/17/20	2,430,000	2,430,510	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	814,659
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,006,629
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,230,000	4,418,477
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/20	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	3,730,000	3,765,453
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	2.644%	9/24/20	3,470,000	3,441,859	(a)(c)

Total Capital Markets				15,877,587

Consumer Finance - 0.9%
American Express Co., Senior Notes	3.000%	2/22/21	3,090,000	3,111,378
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,198,136
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	59,972

Total Consumer Finance				6,369,486

Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	369,967
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	783,822
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	7,010,000	6,893,151
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,153,116
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	930,850
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	1,600,000	1,508,174	(c)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	1,550,000	1,542,224	(c)

Total Diversified Financial Services				14,181,304

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.3%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	$500,512
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,558,753	(c)

Total Insurance				2,059,265

TOTAL FINANCIALS				119,679,021

HEALTH CARE - 3.4%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,390,287
AbbVie Inc., Senior Notes	2.300%	11/21/22	3,430,000	3,437,496	(c)

Total Biotechnology				6,827,783

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	2.404%	6/5/20	1,420,000	1,415,627
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.031%	6/6/22	1,100,000	1,029,099	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.802%	3/19/21	1,250,000	1,235,068	(a)

Total Health Care Equipment & Supplies				3,679,794

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	2.750%	11/15/22	2,400,000	2,407,416
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	498,272
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,743,463
CVS Health Corp., Senior Notes	3.350%	3/9/21	3,059,000	3,076,699
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,254,962
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	290,044

Total Health Care Providers & Services				9,270,856

Pharmaceuticals - 0.8%
Elanco Animal Health Inc., Senior Notes	4.662%	8/27/21	1,710,000	1,702,537
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	704,745
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,348,680
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,671,886
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	125,748
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	326,618

Total Pharmaceuticals				5,880,214

TOTAL HEALTH CARE				25,658,647

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 2.5%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	1.650%	10/30/20	500,000	$488,172
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,217,650
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,018,153
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	3,590,000	3,576,479

Total Aerospace & Defense				7,300,454

Airlines - 0.0%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	86,073	85,310

Building Products - 0.1%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	600,000	591,921	(c)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	450,000	438,648	(c)

Total Building Products				1,030,569

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,050,004

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	1,012,522

Machinery - 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,509,567
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	302,055

Total Machinery				2,811,622

Road & Rail - 0.7%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,659,500
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,670,000	1,719,230

Total Road & Rail				5,378,730

Trading Companies & Distributors - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000	153,082

TOTAL INDUSTRIALS				18,822,293

INFORMATION TECHNOLOGY - 1.8%
IT Services - 0.7%
Visa Inc., Senior Notes	2.200%	12/14/20	5,500,000	5,523,890

Software - 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,287,506
Microsoft Corp., Senior Notes	2.400%	2/6/22	3,310,000	3,404,849

Total Software				5,692,355

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.550%	8/4/21	1,800,000	1,812,456

TOTAL INFORMATION TECHNOLOGY				13,028,701

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 1.2%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	$2,150,826	(c)

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,784,132	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	139,000	135,051
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,161,330	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	420,000	384,373	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,581,470

Total Metals & Mining				5,046,356

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	1,683,807	(c)

TOTAL MATERIALS				8,880,989

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,330,357
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,662,468	(b)

TOTAL UTILITIES				3,992,825

TOTAL CORPORATE BONDS & NOTES (Cost - $287,060,954)				280,722,845

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.6%
U.S. Government Agencies - 2.1%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,980,717
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	1.126%	9/20/21	4,400,000	4,402,799	(a)
Federal Home Loan Banks, Bonds	1.375%	9/28/20	3,030,000	3,046,567
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,370,659
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,232,261
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,260,870

Total U.S. Government Agencies				15,293,873

U.S. Government Obligations - 18.5%
U.S. Treasury Notes	2.000%	9/30/20	10,000	10,094
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,677,152
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,285,132
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,665,906
U.S. Treasury Notes	2.125%	5/31/21	10,010,000	10,245,782

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	1.500%	10/31/21	1,220,000	$1,244,996
U.S. Treasury Notes	2.500%	2/15/22	7,880,000	8,217,516
U.S. Treasury Notes	1.750%	7/15/22	940,000	972,331
U.S. Treasury Notes	1.625%	11/15/22	11,100,000	11,494,354
U.S. Treasury Notes	1.375%	2/15/23	1,130,000	1,165,953
U.S. Treasury Notes	2.125%	3/31/24	30,410,000	32,570,773
U.S. Treasury Notes	2.250%	4/30/24	9,310,000	10,031,161
U.S. Treasury Notes	1.500%	11/30/24	14,790,000	15,576,296
U.S. Treasury Notes	2.000%	2/15/25	2,430,000	2,618,895
U.S. Treasury Notes	2.250%	11/15/25	650,000	714,416
U.S. Treasury Notes	2.625%	1/31/26	730,000	820,281
U.S. Treasury Notes	2.125%	5/31/26	5,070,000	5,565,909

Total U.S. Government Obligations				137,876,947

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $146,418,208)				153,170,820

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 13.9%
Alternative Loan Trust, 2004-33 2A1	3.897%	12/25/34	6,996	6,361	(a)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	1.257%	11/25/35	218,455	185,421	(a)
Banc of America Funding Trust, 2005-E 4A1	4.436%	3/20/35	9,014	9,027	(a)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	1.112%	9/29/36	524,573	516,343	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.553%	9/25/32	100,222	87,542	(a)
Banc of America Mortgage Trust, 2003-C B1	4.471%	4/25/33	224,865	55,828	(a)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	1.267%	1/25/47	286,821	220,607	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,264,246	(a)
CFK Trust, 2020-MF2 F	3.572%	3/15/39	2,750,000	1,698,331	(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.683%	2/25/37	33,226	30,190	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.247%	8/25/35	2,678	2,455	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	1.237%	10/25/35	50,665	44,580	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	1.147%	1/25/36	6,058	5,153	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	712,626	(c)

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	38,054	$38,004
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,197,206
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	1.625%	12/15/36	3,530,000	3,429,372	(a)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	3.791%	3/25/37	207,816	155,579	(a)
Commercial Mortgage Trust, 2010-C1 C	5.760%	7/10/46	860,000	865,647	(a)(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.367%	7/25/36	343,355	291,379	(a)(c)
CSMC Trust, 2014-11R 15A2	3.764%	1/27/36	2,050,732	1,729,764	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,750,000	3,494,798	(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	1.250%	2/19/45	104,846	94,367	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	1.689%	12/29/45	99,731	99,813	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	226,121	252,978
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	1.055%	11/15/40	324,377	323,592	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	4.397%	10/25/29	2,360,000	2,134,394	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.847%	11/25/24	835,957	805,223	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.947%	10/25/29	3,110,000	2,795,100	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	1.627%	10/25/30	308,119	303,091	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.047%	10/25/39	1,910,000	1,570,361	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,638,762	1,752,903

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	498,777	$511,529
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,721,468	1,753,155	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	109,256	134,495	(a)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	618,043	568,276
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	1.522%	12/19/59	379,123	376,472	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	2.613%	5/20/60	1,140,262	1,142,405	(a)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	1.992%	10/20/60	2,270,535	2,236,638	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.132%	8/20/61	1,322,969	1,309,198	(a)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	2.162%	7/20/62	7,978,475	7,885,419	(a)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	2.002%	12/20/62	4,970,616	4,911,489	(a)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.132%	6/20/63	506,444	501,861	(a)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.132%	6/20/63	210,467	208,476	(a)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.132%	5/20/63	189,649	187,774	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	2.293%	2/20/60	129,377	130,283	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.163%	3/20/60	960,884	952,738	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.012%	8/20/58	2,062,511	2,036,589	(a)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.112%	11/20/60	2,848,576	$2,814,775	(a)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.162%	1/20/61	235,753	233,244	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.162%	12/20/60	306,072	302,529	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.112%	2/20/61	466,350	460,739	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.162%	2/20/61	648,882	644,531	(a)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.192%	10/20/62	285,279	317,900	(a)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.182%	10/20/62	435,945	432,270	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.062%	3/20/63	1,610,805	1,591,758	(a)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	398,471	426,773
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.447%	5/25/37	171,126	152,112	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	1.217%	11/25/36	1,741,817	620,484	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	1.667%	1/25/35	136,947	107,853	(a)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,699,999	1,870,790	(a)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,107,645
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,183,603	3,199,903	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,414,678	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	3.205%	1/16/37	2,980,000	$2,411,794	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.705%	1/16/37	2,980,000	2,418,898	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,930,000	2,455,194	(a)(c)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.103%	12/22/69	2,016,000	1,927,584	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	1.167%	12/25/36	52,440	39,354	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	24,693	15,763	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.869%	2/25/34	27,099	25,597	(a)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	3.559%	3/25/33	182,188	132,119	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	3.869%	2/25/34	1,151,701	1,087,880	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	603,524
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	1.555%	11/15/34	666,003	598,457	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.864%	12/15/51	54,094,868	3,177,792	(a)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	2.105%	5/15/36	1,450,000	1,352,911	(a)(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,100,000	2,091,951	(c)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	91,078	90,396	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	718,992	750,575	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	10,944	7,089
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.497%	5/25/37	1,847,112	1,230,608	(a)
Seasoned Credit Risk Transfer Trust Series, 2018-1 M	4.750%	5/25/57	1,530,000	1,204,554	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2019-1 M	4.750%	7/25/58	1,970,000	1,527,668	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.599%	6/20/33	326,545	291,697	(a)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - continued
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.209%	1/21/70	322,400	$307,493	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.671%	3/25/34	234,002	205,481	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.016%	6/25/35	62,946	55,757	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.638%	3/25/35	212,837	176,112	(a)
Structured Asset Securities Corp., 2005- RF3 2A	4.081%	6/25/35	368,582	320,321	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	598,250	(a)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	3.005%	11/11/34	1,717,370	1,487,548	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	1.627%	6/25/44	1,371,503	1,231,410	(a)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,072,372
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,768,417	(c)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.358%	8/20/35	14,836	12,744	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.410%)	1.357%	12/25/45	89,320	80,381	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	3.950%	4/25/35	46,628	42,222	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.645%	6/25/33	61,061	55,717	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.484%	10/25/46	1,465,266	1,181,385	(a)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $110,471,763)				103,754,077

ASSET-BACKED SECURITIES - 10.9%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	2.072%	5/25/32	85,761	80,255	(a)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	1.627%	4/25/33	1,286,841	1,098,720	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	1.772%	8/25/33	90,759	$86,611	(a)
ACIS CLO Ltd., 2014-3A A1A (3 mo. USD LIBOR + 1.510%)	3.273%	2/1/26	691,486	687,534	(a)(c)
ACIS CLO Ltd., 2014-3A A2A (3 mo. USD LIBOR + 1.550%)	3.313%	2/1/26	261,892	263,949	(a)(c)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.183%	5/1/26	71,883	71,460	(a)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.353%	5/1/27	1,183,636	1,172,333	(a)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	2.899%	10/21/28	1,650,000	1,570,171	(a)(c)
American Money Management Corp. CLO Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.100%)	2.747%	5/26/31	2,200,000	2,067,927	(a)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	2.672%	12/25/34	873,913	810,038	(a)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	2.791%	8/5/27	625,000	613,076	(a)(c)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	2.971%	1/15/28	500,000	482,727	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,367,355	(c)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	3.648%	11/20/30	500,000	474,857	(a)(c)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.178%	4/13/27	1,911,886	1,899,965	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	1.347%	7/25/36	1,630,000	1,258,813	(a)(c)
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	2.861%	10/15/25	1,277,873	1,267,093	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.844%	7/27/31	380,000	361,029	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.039%	7/20/31	1,250,000	1,168,559	(a)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.909%	10/20/28	1,030,000	995,733	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	7,493	6,762	(a)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.877%	12/25/35	1,355,611	$1,339,033	(a)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.081%	7/15/26	331,322	327,305	(a)(c)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.925%	2/15/29	2,058,261	1,795,310	(a)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	2.844%	10/26/27	2,750,000	2,680,362	(a)(c)
Dryden 53 CLO Ltd., 2017-53A B (3 mo. USD LIBOR + 1.400%)	3.231%	1/15/31	650,000	592,899	(a)(c)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.031%	7/15/30	250,000	241,955	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.841%	4/15/31	500,000	477,706	(a)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.874%	7/25/27	590,431	580,668	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,528,666	(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.086%	7/17/29	1,500,000	1,445,970	(a)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.831%	4/15/31	1,000,000	945,153	(a)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.923%	7/16/31	420,000	414,081	(a)(c)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	3.071%	7/15/27	250,000	246,441	(a)(c)
LCM XX LP, 20A AR (3 mo. USD LIBOR + 1.040%)	2.859%	10/20/27	1,810,000	1,777,663	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.207%	6/25/46	145,478	129,028	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.419%	10/20/30	250,000	222,488	(a)(c)
Nassau Ltd., 2017-IIA AF	3.380%	1/15/30	1,500,000	1,513,771	(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	2.247%	3/25/66	5,140,000	4,983,215	(a)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.075%	12/7/20	714,963	713,282	(a)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	1.597%	11/25/52	884,151	835,536	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.804%	4/19/30	500,000	$481,672	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	2.874%	4/26/31	2,100,000	1,974,664	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.723%	5/23/31	510,000	488,949	(a)(c)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	3.032%	11/15/32	550,000	528,229	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	1,277,280	1,118,421
Option One Mortgage Loan Trust, 2007- FXD1 2A1	5.866%	1/25/37	1,210,454	1,068,525
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.820%	4/30/27	2,500,000	2,436,195	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.072%	8/25/33	74,931	70,947	(a)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	2.739%	10/20/27	259,110	254,002	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.922%	12/25/33	26,894	24,650	(a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	1.051%	12/15/38	3,790,000	3,639,027	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	1.031%	6/15/39	2,756,284	2,660,941	(a)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.491%	3/15/33	121,141	113,585	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.944%	3/25/44	6,090,000	5,478,657	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	2,936,286	2,944,093	(c)
Structured Asset Securities Corp., 2004- SC1 A	8.262%	12/25/29	18,158	17,329	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	1.517%	10/25/36	1,800,000	1,666,469	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.000%	5/25/31	1,491,688	1,309,135	(a)(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	2.986%	1/17/26	2,628,249	2,612,235	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.498%	10/13/29	750,000	$679,321	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.519%	10/20/28	1,730,000	1,602,636	(a)(c)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.094%	10/25/32	1,130,000	1,087,166	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.929%	7/20/30	1,500,000	1,410,042	(a)(c)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.041%	10/15/30	1,000,000	965,368	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.541%	6/7/30	450,000	420,321	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.370%)	1.317%	5/25/36	2,900,000	1,882,665	(a)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.211%	7/24/32	750,000	698,232	(a)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.321%	7/15/32	600,000	561,524	(a)(c)
TOTAL ASSET-BACKED SECURITIES (Cost - $84,647,623)				80,790,499

MORTGAGE-BACKED SECURITIES - 6.9%
FHLMC - 0.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/49	2,473,361	2,619,990
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/48-11/1/49	1,058,425	1,129,093
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48	61,626	66,648
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-3/1/50	972,522	1,024,246
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	50,819	52,489
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	109,482	128,696
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	558,647	589,703

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	12/1/48	139,899	$148,318
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.949%	6/1/43	863,589	866,304	(a)

Total FHLMC				6,625,487

FNMA - 5.0%
Federal National Mortgage Association (FNMA)	5.500%	9/1/21	19	19
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	3	3
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	1,982,991	2,059,948
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	363	403
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	217,032	238,327
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	40	44
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	100,000	115,705
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	3,407,268	3,595,032
Federal National Mortgage Association (FNMA)	3.500%	3/1/43- 3/1/50	8,957,284	9,488,564
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	10,103,469	10,866,755
Federal National Mortgage Association (FNMA)	4.500%	10/1/48-12/1/48	703,991	758,797	(k)
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-12/1/48	1,102,650	1,191,653
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	2,978,813	3,207,080
Federal National Mortgage Association (FNMA)	3.000%	3/1/50	600,000	630,984	(f)(k)
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	900,000	970,127	(l)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	2.500%	6/1/50	2,500,000	$2,579,458	(l)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.360%	9/1/37	1,005,973	1,054,629	(a)

Total FNMA				36,757,528

GNMA - 1.0%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	13,121	14,507
Government National Mortgage Association (GNMA)	6.500%	8/15/34	323,358	379,256
Government National Mortgage Association (GNMA)	7.000%	3/15/36	80,996	97,173
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	945,972	1,006,124
Government National Mortgage Association (GNMA)	3.500%	6/15/48	544,415	586,537
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	1,301,896	1,365,818
Government National Mortgage Association (GNMA) II	3.000%	9/20/47- 2/20/48	302,164	322,379
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/48	178,392	192,174
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	99,688	106,650
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	1,400,000	1,486,187	(l)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.158%)	2.957%	7/20/60	78,579	80,017	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.037%)	3.843%	8/20/60	885,842	932,604	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.224%)	2.756%	7/20/60	164,623	168,018	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	2.970%	1/20/60	879,736	901,228	(a)

Total GNMA				7,638,672

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $49,333,894)				51,021,687

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
SOVEREIGN BONDS - 1.7%
Canada - 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	$2,105,570	(c)

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,188,230	(c)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,767,395	(c)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,710,000	1,763,461	(b)

Total Qatar				3,530,856

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,387,401	(c)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,790,000	1,801,035	(c)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,810,328	(c)

Total United Arab Emirates				3,611,363

TOTAL SOVEREIGN BONDS (Cost - $12,532,572)				12,823,420

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
U.S. Treasury Bonds, Inflation Indexed (Cost - $1,696,283)	1.375%	2/15/44	1,638,197	2,100,902

CONVERTIBLE BONDS & NOTES - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Dermira Inc., Senior Notes (Cost - $408,595)	3.000%	5/15/22	400,000	410,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $692,569,892)				684,795,150

			SHARES
SHORT-TERM INVESTMENTS - 8.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $59,519,361)	0.334%		59,519,361	59,519,361	(m)

TOTAL INVESTMENTS - 100.0% (Cost - $752,089,253)				744,314,511
Liabilities in Excess of Other Assets - (0.0)%				(321,404)

TOTAL NET ASSETS - 100.0%				$743,993,107

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of March 31, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of March 31, 2020.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Fund held TBA securities with a total cost of $4,992,344.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $59,519,361 and the cost was $59,519,361 (Note 2).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	$122.50	90	$90,000	$(4,922)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.75	90	90,000	(5,625)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.75	215	215,000	(18,477)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.00	380	380,000	(38,594)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.25	124	124,000	(15,500)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00	234	234,000	(51,187)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50	122	122,000	(36,219)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75	6	6,000	(2,109)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	141.00	70	70,000	(17,500)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	131.00	70	70,000	(4,375)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $801,022)					$(194,508)

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	182	4/20	$74,855,917	$75,784,416	$928,499
30-Day Federal Funds	89	5/20	36,591,471	37,060,339	468,868
30-Day Federal Funds	91	7/20	37,472,420	37,896,948	424,528
90-Day Eurodollar	678	6/20	167,279,188	168,610,125	1,330,937
90-Day Eurodollar	147	12/20	36,015,235	36,625,050	609,815
U.S. Treasury 2-Year Notes	1,041	6/20	225,535,269	229,418,507	3,883,238
U.S. Treasury 5-Year Notes	818	6/20	100,503,371	102,543,973	2,040,602

					9,686,487

Contracts to Sell:
90-Day Eurodollar	541	3/21	134,863,402	134,864,538	(1,136)
U.S. Treasury 10-Year Notes	445	6/20	60,084,575	61,715,937	(1,631,362)
U.S. Treasury Long-Term Bonds	137	6/20	22,586,790	24,531,562	(1,944,772)

					(3,577,270)

Net unrealized appreciation on open futures contracts					$6,109,217

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2020 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$19,290,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	$(288,184)
	25,860,000	2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$79,222	7,467

Total	$45,150,000				$79,222	$(280,717)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$6,970,000	12/20/24	1.000% quarterly	$(24,207)	$(64,780)	$40,573

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2020 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$119,679,021	$0	*	$119,679,021
Other Corporate Bonds & Notes	—	161,043,824	—		161,043,824
U.S. Government & Agency Obligations	—	153,170,820	—		153,170,820
Collateralized Mortgage Obligations	—	103,754,077	—		103,754,077
Asset-Backed Securities	—	80,790,499	—		80,790,499
Mortgage-Backed Securities	—	51,021,687	—		51,021,687
Sovereign Bonds	—	12,823,420	—		12,823,420
U.S. Treasury Inflation Protected Securities	—	2,100,902	—		2,100,902
Convertible Bonds & Notes	—	410,900	—		410,900

Total Long-Term Investments	—	684,795,150	0	*	684,795,150

Short-Term Investments†	$59,519,361	—	—		59,519,361

Total Investments	$59,519,361	$684,795,150	$0	*	$744,314,511

Other Financial Instruments:
Futures Contracts	$9,686,487	—	—		$9,686,487
Centrally Cleared Interest Rate Swaps	—	$7,467	—		7,467
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	40,573	—		40,573

Total Other Financial Instruments	$9,686,487	$48,040	—		$9,734,527

Total	$69,205,848	$684,843,190	—		$754,049,038

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$194,508	—	—	$194,508
Futures Contracts	3,577,270	—	—	3,577,270
Centrally Cleared Interest Rate Swaps	—	$288,184	—	288,184

Total	$3,771,778	$288,184	—	$4,059,962

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,718,054	$91,290,403	91,290,403	$56,489,096	56,489,096

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$107,533	—	$59,519,361

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